Dec. 15, 2015
Hatteras Alpha Hedged Strategies Fund
Hatteras Alpha Hedged Strategies Fund
Hatteras Alternative Mutual Funds Trust (the “Trust”)

Supplement

December 15, 2015

to the

Hatteras Alpha Hedged Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

Hatteras Managed Futures Strategies Fund

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2015, as previously supplemented

Hatteras Alternative Multi-Manager Fund

Summary Prospectus, Prospectus and SAI

dated December 4, 2015

No Load | Class A | Class C | Class H | Institutional Class

(collectively, the “Funds”)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

2. Changes in Fund Investment Objectives

On December 9, 2015, the Board approved a new investment objective for each of the Funds, as described in the table below.  The new investment objective for each Fund will go into effect on February 13, 2016, 60 days following this notice to shareholders.

Hatteras Alpha Hedged Strategies Fund
Current Investment Objective	New Investment Objective
The Hatteras Alpha Hedged Strategies Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.
The Hatteras Alpha Hedged Strategies Fund seeks long term capital appreciation.

1. Change in Benchmark Indices

Effective December 9, 2015, the Board of Trustees of the Trust approved certain changes in the broad-based unmanaged benchmark indices used for comparison with each Fund’s performance in each Summary Prospectus and Prospectus, as described in the table below.

Hatteras Alpha Hedged Strategies Fund
	Old	New
Primary Benchmark	HFRI Fund of Funds Composite Index	BofA ML 3-Month US Treasury Bill
Secondary Benchmark	S&P 500 Index (Dividends Reinvested)	HFRX Global Hedge Fund Index
Tertiary Benchmark	Barclays Aggregate Bond Index	n/a

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.